Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Parenthetical)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Stockholders' Equity [Abstract]
Reverse stock split, description	1:4.75 reverse stock split	1:4.75 reverse stock split